Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 19,449	$ 13,703
Total derivative liabilities	10,284	7,803
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	19,449	13,703
Total derivative liabilities	10,284	7,803
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	17,894	12,155
Total derivative liabilities	8,397	5,815
Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	680	886
Total derivative liabilities	1,850	1,814
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	869	653
Total derivative liabilities	37	174
Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	6	9
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	17,308	13,043
Total derivative liabilities	9,599	7,249
Level 2 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	15,801	11,537
Total derivative liabilities	7,730	5,318
Level 2 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	680	876
Total derivative liabilities	1,849	1,813
Level 2 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	821	621
Total derivative liabilities	20	118
Level 2 [Member] | Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	6	9
Level 3 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,141	660
Total derivative liabilities	685	554
Level 3 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,093	618
Total derivative liabilities	667	497
Level 3 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets		10
Total derivative liabilities	1	1
Level 3 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	48	32
Total derivative liabilities	$ 17	$ 56